Statutory Accounting and Regulatory Matters (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory capital and surplus		$ 6,000	$ 6,100
Statutory net (loss) income		3,688	136	$ (1,933)
Capital contribution		(600)
Statutory basis VOBA		0	$ 33
Parent Company | Forecast
Statutory Accounting Practices [Line Items]
Ordinary dividend	$ 150
Brooke Life
Statutory Accounting Practices [Line Items]
Amount available for payment of dividends		3,688
Brooke Life | Subsequent Event
Statutory Accounting Practices [Line Items]
Amount available for payment of dividends	$ 450
Jackson Financial
Statutory Accounting Practices [Line Items]
Adjusted earned surplus		$ 943